SHARE CAPITAL AND RESERVES (Details Narrative)	12 Months Ended
	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 $ / shares shares	Aug. 21, 2025 shares	Sep. 05, 2024 $ / shares shares
Exercise Price 1
Statement [Line Items]
Common shares issued	183,332	6,214,668
Share Capital
Statement [Line Items]
Common shares issued	225,377,364	224,194,032
Common shares outstanding	225,377,364	224,194,032
Employees And Contractors
Statement [Line Items]
Stock option granted	600,000	290,000
Share price | (per share)	$ 1.12	$ 0.67
Stock granted term description	two to five years	five years
GFTEC
Statement [Line Items]
Common shares issued			1,000,000
Private Placement Flow [Member]
Statement [Line Items]
Common warrants shares issue		6,176,470
Property Agreement [Member]
Statement [Line Items]
Common shares issued				100,000
Common stock share issue price | $ / shares				$ 0.075